Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Allocation of central overheads cost amount	₨ 5,294.1	₨ 8,061.2
Off set against assets [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized Contract cost	3,970.6	4,463.9	₨ 4,236.1
Other income/(loss) (net) [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized Contract cost	₨ 3,461.5	₨ 3,978.7	₨ 4,957.1